DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Dec. 26, 2014
Document and Entity Information
Entity Registrant Name	INTERLINE BRANDS, INC./DE
Entity Central Index Key	0001292900
Document Type	POS AM
Document Period End Date	Dec. 26, 2014
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer